Contingencies and Commitments (Details 1) $ in Thousands	Dec. 31, 2018 CLP ($)
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	$ 1,308,840,601
Purchase and contract related to wine and grape	28,719,446
Within 1 year
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	232,661,581
Purchase and contract related to wine and grape	13,324,315
Between 1 and 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	839,140,078
Purchase and contract related to wine and grape	15,158,909
Over 5 years
Disclosure of commitments and contingent [Line Items]
Purchase and supply agreements	237,038,942
Purchase and contract related to wine and grape	$ 236,222